Oct. 01, 2015
STRATEGIC ALLOCATION: CONSERVATIVE FUND
The following changes are effective October 1, 2015:

The following language replaces the third paragraph of the Principal Investment Strategies section on page 3 of the prospectus:
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund invests primarily in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 10% of its assets in below investment-grade securities (also known as high-yield securities or “junk bonds”).
The following changes are effective December 1, 2015:

The following replaces the table in the Principal Investment Strategies section on page 3 of the prospectus:

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	45%	49%	6%
Operating Range	39-51%	38-55%	2-20%

STRATEGIC ALLOCATION: MODERATE FUND
The following changes are effective October 1, 2015:

The following language replaces the third paragraph of the Principal Investment Strategies section on page 8 of the prospectus:
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund invests primarily in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 10% of its assets in below investment-grade securities (also known as high-yield securities or “junk bonds”).
The following changes are effective December 1, 2015:

The following replaces the table in the Principal Investment Strategies section on page 8 of the prospectus:

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	64%	32%	4%
Operating Range	53-73%	21-41%	0-15%